Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Jun. 30, 2011
Redeemable Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest

Value
Initial recording of redeemable noncontrolling interest	$17,374
Net loss	(365)
Adjustment to redemption value	365

Balance of redeemable noncontrolling interest at June 30, 2010	17,374
Net loss	(1,113)
Adjustment to redemption value	939

Balance of redeemable noncontrolling interest at June 30, 2011	$17,200